Short-Term Loans	12 Months Ended
Dec. 31, 2017
Short-Term Loans
14.	SHORT-TERM LOANS

Short-term loans, net consisted of the following:

	December 31,
	2016	2017
Short-term loans	$7,850	$4,611
Less: Deferred financing costs	(34)	(34)

Short-term loans, net	$7,816	$4,577

On March 30, 2016, Techfaith Intelligent Handset Beijing, one subsidiary of the Group, obtained a twelve-month loan of $5,761 (RMB 40 million) from Shuangxiu Branch of Beijing Bank to fund working capital in daily operations. The loan bears an annual interest rate of 5.22% and is guaranteed by the property owned by Beijing Yaxunxinwang Technology Limited (“Yaxunxinwang”), a subsidiary of the Group sold to a third party in 2016.The loan was also guaranteed by Mr. Defu Dong, the former Chairman of the Group. The loan was fully repaid in March 2017.

On April 6, 2016, Techfaith China, one subsidiary of the Group, obtained a twelve-month loan of $2,881 (RMB 20 million) from Beijing International Trust Co., Ltd., a third party financial institution, through the Shuangxiu Branch of Beijing Bank to fund working capital in daily operations. The principal is payable in installments semi-annually. The loan bears an annual interest rate of 5.22% and is guaranteed by the property owned by Techfaith Shanghai, one subsidiary of the Group. The loan was guaranteed by the properties owned by Techfaith Shanghai with a carrying value of $3,486 at December 31, 2016 and also guaranteed by Mr. Defu Dong, the former Chairman of the Group. As of December 31, 2016, the remaining principal of this loan was $1,440 (RMB 10 million), which was fully repaid in April 2017.

On May 25, 2017, Techfaith China, one subsidiary of the Group, obtained a twelve-month loan of $3,843 (RMB 25 million) from Beijing International Trust Co., Ltd., a third party financial institution, through the Shuangxiu Branch of Beijing Bank to fund working capital in daily operations. The loan bears an annual interest rate of 5.22%. The loan was guaranteed by the properties owned by Techfaith Shanghai with a carrying value of $3,621 at December 31, 2017 and also guaranteed by Mr. Defu Dong, the former Chairman of the Group. The loan was fully repaid in April 2018.

For the years ended December 31, 2015, 2016 and 2017, interest expenses on short-term loans amounted to $1,231, $1,189 and $273 including amortization of deferred financing costs of $263, $387 and $78 respectively.